Share based compensation (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number Of Stock Options Exercisable	998,233	777,820	877,820
Average Remaining Contractual Life (years)	4 years
Number Of Stock Options Outstanding	7,878,234	2,647,820	2,927,820	461,320
Options 8
Number Of Stock Options Exercisable	50,000
Average Remaining Contractual Life (years)	5 years
Exercise Price	$ 0.309
Number Of Stock Options Outstanding	4,350,000
Options 1
Number Of Stock Options Exercisable	166,200
Average Remaining Contractual Life (years)	2 years 4 months 24 days
Exercise Price	$ 0.200
Number Of Stock Options Outstanding	166,200
Options 2
Number Of Stock Options Exercisable	0
Average Remaining Contractual Life (years)	4 years 2 months 12 days
Exercise Price	$ 0.203
Number Of Stock Options Outstanding	1,400,000
Options 3
Number Of Stock Options Exercisable	440,000
Average Remaining Contractual Life (years)	2 years
Exercise Price	$ 0.216
Number Of Stock Options Outstanding	1,553,334
Options 4
Number Of Stock Options Exercisable	78,850
Average Remaining Contractual Life (years)	2 years 8 months 12 days
Exercise Price	$ 0.252
Number Of Stock Options Outstanding	78,850
Options 5
Number Of Stock Options Exercisable	33,333
Average Remaining Contractual Life (years)	2 years 8 months 12 days
Exercise Price	$ 0.259
Number Of Stock Options Outstanding	100,000
Options 6
Number Of Stock Options Exercisable	52,650
Average Remaining Contractual Life (years)	2 years
Exercise Price	$ 0.260
Number Of Stock Options Outstanding	52,650
Options 7
Number Of Stock Options Exercisable	177,200
Average Remaining Contractual Life (years)	2 years
Exercise Price	$ 0.264
Number Of Stock Options Outstanding	177,200